SCHEDULE OF CHANGES IN FAIR VALUE OF OPTIONS (Details) - Liability Classified Awards [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of options, Outstanding	440,045	446,703	446,703
Fair value, Outstanding	$ 996	$ 3,605	$ 4,769
Fair value, Effect of change in exchange rate	$ (30)	$ (315)	$ 112
Number of options, Changes in fair value
Fair value, Changes in fair value	$ (734)	$ (2,294)	$ (1,276)
Number of options, Outstanding	405,714	440,045	446,703
Fair value, Outstanding	$ 232	$ 996	$ 3,605